UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    February 3, 2005


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		72

Form 13F Information Table Value Total:		111,087



List of Other Included Managers:

NONE
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			 			Value 	Shares/		Sh/Put/	Invstmt	Othr	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip		(x1000)	 Prn Amt 	PrnCall	Dscretn	Mgrs	Sole	Shared	None
Albertsons Inc Com	COM	013104-10-4      470	 19,675         SH      Sole                             19,675
Alerus Finl Corp Com	COM	01446u-10-3      220	 9,512          SH      Sole                             9,512
Alico Inc		COM	016230-10-4	 416 	 7,107 		SH	Sole				 7,107
Alleghany Corp      	COM	017175-10-0	 2,708 	 9,492 		SH	Sole				 9,492
Allergan		COM	018490-10-2	 486 	 6,000 		SH	Sole				 6,000
Allied Cap Corp New 	COM	01903Q-10-8	 3,583 	 138,656	SH	Sole				 138,656
Allstate Corp    	COM	020002-10-1	 267 	 5,163 		SH	Sole				 5,163
Altria Group Inc.	COM	02209s-10-3	 281 	 4,600 		SH	Sole				 4,600
Andersons Inc Com	COM	034164-10-3	 1,132 	 44,394		SH	Sole				 44,394
Anheuser Busch Cos Inc	COM	035229-10-3	 3,544 	 69,867		SH	Sole				 69,867
Archstone Smith Tr Com	COM	039583-10-9	 590 	 15,405		SH	Sole				 15,405
ADP                 	COM	053015-10-3	 1,824 	 41,122		SH	Sole				 41,122
Bank Of Amer Corp	COM	060505-10-4	 438 	 9,324 		SH	Sole				 9,324
BB&T Corp		COM	054937-10-7	 276 	 6,575 		SH	Sole				 6,575
Beckman Coulter  	COM	075811-10-9	 280 	 4,184 		SH	Sole				 4,184
Bell South Corp		COM	079860-10-2	 429 	 15,452         SH	Sole				 15,452
Berkshire Hathaway Cl A	COM	084670-10-8	 703 	 8 		SH	Sole				 8
Berkshire Hathaway Cl B	COM	084670-20-7	 7,901 	 2,691 		SH	Sole				 2,691
Bristol-Meyers Squibb	COM	110122-10-8	 201 	 7,844 		SH	Sole				 7,844
Carramerica Rlty Corp	COM	144418-10-0	 559 	 16,950 	SH	Sole		  	         16,950
Chevrontexaco Corp Com  COM	166764-10-0	 233 	 4,438 		SH	Sole				 4,438
Citigroup Inc	     	COM	172967-10-1	 935 	 19,415 	SH	Sole				 19,415
Dover Corp Com		COM	260003-10-8	 619 	 14,758 	SH	Sole				 14,758
Dover Motorsports Inc	COM	260174-10-7	 636 	 110,980 	SH	Sole				 110,980
Ethan Allen Interiors	COM	297602-10-4	 574 	 14,350 	SH	Sole				 14,350
Exxon Mobil Corp	COM	30231g-10-2	 2,438 	 47,558 	SH	Sole				 47,558
Farmer Bros Corp	COM	307675-10-8	 1,252 	 51,632 	SH	Sole				 51,632
Farmers & Merchants Bk  COM	308243-10-4	 352 	 62 		SH	Sole				 62
First Horizon National 	COM	320517-10-5	 367 	 8,507 		SH	Sole				 8,507
First Natl Bk Alaska 	COM	32112J-10-6	 2,218 	 942 		SH	Sole				 942
General Electric Corp	COM	369604-10-3	 1,192 	 32,656 	SH	Sole			 	 32,656
Genuine Parts Co Com	COM	372460-10-5	 3,517 	 79,825 	SH	Sole				 79,825
Gladstone Capital	COM	376535-10-0	 1,981 	 83,575 	SH	Sole				 83,575
Glaxo Holdings Plc	COM	37733w-10-5	 2,461 	 51,940 	SH	Sole				 51,940
Hasbro Inc Com	        COM	418056-10-7	 2,159 	 111,387 	SH	Sole				 111,387
IHOP Corp Com	        COM	449623-10-7	 894 	 21,335 	SH	Sole				 21,335
IBM		        COM	459200-10-1	 204 	 2,072 		SH	Sole				 2,072
Intntl Speedway Cl A	COM	460335-20-1	 1,732 	 32,805 	SH	Sole			 	 32,805
J P Morgan Chase And Co COM	46625h-10-0	 213 	 5,457 		SH	Sole			 	 5,457
Johnson & Johnson	COM	478160-10-4	 859 	 13,545 	SH	Sole			 	 13,545
Kaydon Corp Com	        COM	486587-10-8	 1,089 	 32,983 	SH	Sole			 	 32,983
Knight Ridder Inc Com	COM	499040-10-3	 1,438 	 21,484 	SH	Sole				 21,484
Leucadia National Corp	COM	527288-10-4	 3,033 	 43,649 	SH	Sole				 43,649
Markel Corp Com	        COM	570535-10-4	 9,860 	 27,088 	SH	Sole				 27,088
Marsh & McLennan Cos 	COM	571748-10-2	 2,169 	 65,915 	SH	Sole				 65,915
Martin Marietta Mtrls 	COM	573284-10-6	 3,831 	 71,396 	SH	Sole				 71,396
McDonalds Corp	        COM	580135-10-1	 317 	 9,900 		SH	Sole				 9,900
Mercantile Bankshares	COM	587405-10-1	 2,478 	 47,470 	SH	Sole				 47,470
Microsoft Corp Com	COM	594918-10-4	 242 	 9,050 		SH	Sole				 9,050
Morgan Stanley DW	COM	617446-44-8	 276 	 4,969 		SH	Sole				 4,969
Nestle Sa-Adr Repstg	ADR	641069-40-6	 701 	 10,620 	SH	Sole				 10,620
Norfolk Southern Corp	COM	655844-10-8	 2,517 	 69,543 	SH	Sole				 69,543
Paychex Inc	        COM	704326-10-7	 458 	 13,438 	SH	Sole				 13,438
Pepsico Inc	        COM	713448-10-8	 284 	 5,444 		SH	Sole				 5,444
Plum Creek Timber 	COM	729251-10-8	 3,318 	 86,333 	SH	Sole				 86,333
Procter & Gamble Co	COM	742718-10-9	 268 	 4,870 		SH	Sole				 4,870
Provident Finl Svcs Inc	COM	74386T-10-5	 910 	 46,975 	SH	Sole				 46,975
Royal Dutch Petroleum	COM	780257-80-4	 920 	 16,032 	SH	Sole				 16,032
S B C Communications 	COM	78387g-10-3	 226 	 8,789 		SH	Sole				 8,789
Sandy Spring Bancorp 	COM	800363-10-3	 1,385 	 36,143 	SH	Sole				 36,143
St Joe Corporation	COM	790148-10-0	 3,233 	 50,359 	SH	Sole			 	 50,359
Suntrust Bks Inc Com	COM	867914-10-3	 222 	 3,007 		SH	Sole			 	 3,007
Tecumseh Pdcts Co Cl B  COM	878895-10-1	 648 	 14,148 	SH	Sole			 	 14,148
Teleflex Inc Com	COM	879369-10-6	 2,788 	 53,675 	SH	Sole			 	 53,675
Toys R Us	        COM	892335-10-0	 2,549 	 124,543 	SH	Sole				 124,543
Verizon Communications  COM	92343v-10-4	 504 	 12,433 	SH	Sole				 12,433
Walt Disney Holding Co	COM	254687-10-6	 4,450 	 160,080 	SH	Sole				 160,080
Washington Mutual Ins.	COM	939322-10-3	 3,275 	 77,470 	SH	Sole				 77,470
Washington Post Co Cl B COM	939640-10-8	 4,483 	 4,561 		SH	Sole				 4,561
Washington Rl Est Inv TrCOM	939653-10-1	 343 	 10,138 	SH	Sole			 	 10,138
Wells Fargo & Co (new)	COM	949746-10-1	 1,179 	 18,975 	SH	Sole				 18,975
Wyeth		        COM	983024-10-0	 549 	 12,900 	SH	Sole			 	 12,900

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